SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplement cash flow information

	Six Months Ended
	March 31,
	2015	2014
	(in thousands)

Capital expenditures incurred	$679,771	$372,892
Additions incurred prior year but paid for in current period	123,548	29,264
Additions incurred but not paid for as of the end of the period	(39,954)	(45,403)
Capital expenditures per Consolidated Condensed Statements of Cash Flows	$763,365	$356,753

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$5,374	$6,991	$10,711
Income taxes paid	$317,599	$363,326	$144,959

Schedule of reconciliation of total capital expenditures incurred to total capital expenditures in the consolidated statements of cash flows

	September 30,
	2014	2013	2012
	(in thousands)
Capital expenditures incurred	$1,047,176	$791,741	$1,082,678
Additions incurred prior year but paid for in current year	29,264	46,589	61,591
Additions incurred but not paid for as of the end of the year	(123,548)	(29,264)	(46,589)

Capital expenditures per Consolidated Statements of Cash Flows	$952,892	$809,066	$1,097,680